Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Artisan Funds
Schedule of related party transactions

Fees for managing the Funds and amounts waived or reimbursed by Artisan for fees and expenses (including management fees) are as follows:

	For the Year Ended December 31,
	2013	2012	2011
Investment management fees:
Artisan Funds	$455,047	$333,218	$303,919
Fee waiver / expense reimbursement:
Artisan Funds	$291	$171	$374

Artisan Global Funds
Schedule of related party transactions

Fees for managing Artisan Global Funds and amounts reimbursed to Artisan Global Funds by Artisan are as follows:

	For the Year Ended December 31,
	2013	2012	2011
Investment management fees:
Artisan Global Funds	$9,291	$3,020	$1,255
Fee waiver / expense reimbursement:
Artisan Global Funds	$752	$653	$660